Shareholder Report, Line Graph (Details) - USD ($)		1 Months Ended	2 Months Ended	3 Months Ended	4 Months Ended	5 Months Ended	6 Months Ended	7 Months Ended	8 Months Ended	9 Months Ended	10 Months Ended	11 Months Ended	12 Months Ended		13 Months Ended	14 Months Ended	15 Months Ended	16 Months Ended	17 Months Ended	18 Months Ended	19 Months Ended	20 Months Ended	21 Months Ended	22 Months Ended	23 Months Ended	24 Months Ended	25 Months Ended	26 Months Ended	27 Months Ended	28 Months Ended	29 Months Ended	30 Months Ended	31 Months Ended	32 Months Ended	33 Months Ended	34 Months Ended	35 Months Ended	36 Months Ended	37 Months Ended	38 Months Ended	39 Months Ended	40 Months Ended	41 Months Ended	42 Months Ended	43 Months Ended	44 Months Ended	45 Months Ended	46 Months Ended	47 Months Ended	48 Months Ended	49 Months Ended	50 Months Ended	51 Months Ended	52 Months Ended	53 Months Ended	54 Months Ended	55 Months Ended	56 Months Ended	57 Months Ended	58 Months Ended	59 Months Ended	60 Months Ended	61 Months Ended	62 Months Ended	63 Months Ended	64 Months Ended	65 Months Ended	66 Months Ended	67 Months Ended	68 Months Ended	69 Months Ended	70 Months Ended	71 Months Ended	72 Months Ended	73 Months Ended	74 Months Ended	75 Months Ended	76 Months Ended	77 Months Ended	78 Months Ended	79 Months Ended	80 Months Ended	81 Months Ended	82 Months Ended	83 Months Ended	84 Months Ended	85 Months Ended	86 Months Ended	87 Months Ended	88 Months Ended	89 Months Ended	90 Months Ended	91 Months Ended	92 Months Ended	93 Months Ended	94 Months Ended	95 Months Ended	96 Months Ended	97 Months Ended	98 Months Ended	99 Months Ended	100 Months Ended	101 Months Ended	102 Months Ended	103 Months Ended	104 Months Ended	105 Months Ended	106 Months Ended	107 Months Ended	108 Months Ended	109 Months Ended	110 Months Ended	111 Months Ended	112 Months Ended	113 Months Ended	114 Months Ended	115 Months Ended	116 Months Ended	117 Months Ended	118 Months Ended	119 Months Ended	120 Months Ended
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C000004445
Account Value [Line Items]
Line Graph and Table Measure Name													SSIMX
Accumulated Value	$ 10,000	$ 10,044	$ 10,089	$ 10,258	$ 10,338	$ 10,320	$ 10,498	$ 10,604	$ 10,613	$ 10,587	$ 10,516	$ 10,276		$ 10,298	$ 10,326	$ 10,398	$ 10,425	$ 10,516	$ 10,579	$ 10,561	$ 10,597	$ 10,670	$ 10,624	$ 10,624	$ 10,597	$ 10,633	$ 10,531	$ 10,401	$ 10,447	$ 10,346	$ 10,401	$ 10,364	$ 10,373	$ 10,438	$ 10,383	$ 10,290	$ 10,327	$ 10,481	$ 10,633	$ 10,623	$ 10,822	$ 10,841	$ 10,992	$ 11,144	$ 11,163	$ 11,409	$ 11,343	$ 11,371	$ 11,381	$ 11,385	$ 11,536	$ 11,641	$ 11,394	$ 11,660	$ 11,821	$ 11,916	$ 12,125	$ 12,030	$ 12,001	$ 11,963	$ 12,144	$ 12,185	$ 12,097	$ 11,940	$ 11,794	$ 11,882	$ 11,931	$ 12,019	$ 12,146	$ 12,116	$ 12,009	$ 11,989	$ 11,999	$ 11,964	$ 11,671	$ 11,500	$ 11,177	$ 10,743	$ 10,784	$ 10,582	$ 10,834	$ 10,521	$ 10,047	$ 9,936	$ 10,320	$ 10,243	$ 10,601	$ 10,285	$ 10,559	$ 10,622	$ 10,464	$ 10,412	$ 10,401	$ 10,317	$ 9,991	$ 9,780	$ 10,285	$ 10,723	$ 10,691	$ 10,487	$ 10,573	$ 10,229	$ 10,411	$ 10,530	$ 10,777	$ 10,949	$ 11,088	$ 10,734	$ 10,841	$ 10,635	$ 10,680	$ 10,936	$ 10,924	$ 10,969	$ 10,858	$ 11,013	$ 10,958	$ 11,113	$ 11,202	$ 11,258	$ 11,325	$ 11,264
C000004449
Account Value [Line Items]
Line Graph and Table Measure Name													SPGSX
Accumulated Value	10,000	9,181	9,161	9,658	9,616	9,879	9,687	10,288	10,319	10,445	10,173	10,156		10,247	10,848	11,305	11,420	11,633	11,760	11,938	12,433	12,590	12,615	12,817	13,075	13,151	14,032	13,638	13,304	13,230	13,723	13,896	14,349	14,839	15,025	13,804	14,040	12,801	14,065	14,456	14,687	15,432	14,438	15,555	15,753	15,499	15,491	16,197	17,050	17,579	17,916	16,858	15,197	17,335	18,510	19,184	20,458	22,524	21,407	20,742	22,702	23,489	23,150	23,601	24,312	26,050	25,855	27,030	27,766	28,528	26,824	28,677	28,635	29,354	27,733	26,207	26,695	23,546	23,071	21,158	23,669	22,275	19,887	20,906	22,073	20,421	22,652	22,045	23,294	23,627	25,003	26,678	27,595	27,375	25,862	25,679	28,512	29,871	30,816	33,087	33,723	32,263	34,217	36,506	36,205	36,473	37,338	37,191	38,915	39,147	39,926	38,133	34,839	35,480	38,938	41,652	43,634	43,812	45,430	47,692	46,947	46,975
C000004440
Account Value [Line Items]
Line Graph and Table Measure Name													SSRSX
Accumulated Value	10,000	9,654	9,624	10,594	10,323	10,586	11,353	11,827	11,414	11,180	10,526	10,346		10,800	10,765	11,140	10,887	10,844	10,774	10,983	11,140	11,158	11,097	11,071	11,394	11,431	10,967	10,132	10,549	10,698	11,022	11,514	11,570	11,932	11,635	11,226	11,727	10,778	12,026	12,103	12,529	12,529	12,568	12,742	12,887	13,390	13,748	13,951	13,690	13,596	13,754	12,712	10,208	10,986	11,081	11,407	11,870	11,912	11,534	11,218	12,481	12,885	12,810	13,292	13,957	15,072	15,232	15,661	16,476	16,712	15,833	16,990	16,744	18,271	17,061	16,522	17,600	16,864	15,811	14,707	16,022	14,996	13,115	13,641	14,470	13,717	15,172	14,436	14,077	14,249	13,764	14,499	14,890	14,374	13,388	12,778	14,186	15,569	14,945	15,217	15,489	14,434	15,153	15,569	16,576	17,680	18,199	17,745	18,508	17,198	17,296	17,865	17,247	16,856	17,182	17,052	16,938	17,654	17,784	17,572	17,946	17,535
C000004450
Account Value [Line Items]
Line Graph and Table Measure Name													SSSPX
Accumulated Value	10,000	9,499	9,488	10,130	10,163	10,343	10,365	10,747	10,758	10,755	10,559	10,949		11,161	11,372	11,821	11,833	11,953	12,116	12,189	12,435	12,470	12,724	13,016	13,413	13,561	14,333	13,801	13,448	13,494	13,814	13,897	14,407	14,875	14,955	13,924	14,210	12,920	13,950	14,394	14,672	15,261	14,285	15,288	15,505	15,254	15,539	15,868	16,440	16,931	16,920	15,521	13,582	15,322	16,048	16,364	17,283	18,522	17,810	17,334	19,226	19,965	19,761	20,301	21,188	22,315	22,463	22,978	23,510	24,217	23,086	24,693	24,513	25,609	24,279	23,559	24,426	22,296	22,327	20,472	22,358	21,442	19,458	21,037	22,207	20,919	22,228	21,680	22,468	22,812	22,906	24,413	25,195	24,788	23,604	23,109	25,210	26,349	26,786	28,211	29,112	27,916	29,292	30,335	30,695	31,433	32,099	31,798	33,649	32,838	33,740	33,295	31,419	31,196	33,139	34,817	35,587	36,303	37,620	38,493	38,577	38,590
C000004438
Account Value [Line Items]
Line Graph and Table Measure Name													SSSEX
Accumulated Value	10,000	9,254	9,320	10,123	10,377	10,574	10,598	11,156	11,393	11,393	11,057	12,115		12,377	12,471	12,686	12,712	12,892	12,712	13,004	13,099	12,875	13,597	13,683	13,958	13,949	14,300	13,713	13,836	13,997	14,811	15,010	15,266	15,872	15,663	13,930	14,252	12,597	13,986	14,636	14,390	15,006	13,796	14,838	14,883	14,166	14,659	14,916	15,544	15,887	15,223	13,702	10,889	12,447	13,243	13,521	14,209	14,837	14,137	14,620	16,901	18,196	18,618	19,884	20,517	21,187	21,212	21,150	21,075	21,447	20,703	21,708	21,025	21,932	20,184	20,081	20,095	18,553	18,671	17,304	18,964	18,435	16,893	19,023	19,684	18,555	20,239	20,005	19,163	18,820	18,415	20,021	20,894	20,130	18,945	17,729	18,992	21,070	20,372	21,462	22,126	20,780	21,649	21,325	22,824	23,012	23,182	22,705	25,056	23,244	24,096	22,967	21,281	20,670	21,874	22,504	22,652	23,763	23,393	23,059	23,282	23,187
C000004439
Account Value [Line Items]
Line Graph and Table Measure Name													SSTIX
Accumulated Value	10,000	9,700	9,672	10,142	10,232	10,255	10,300	10,566	10,589	10,623	10,476	10,487		10,635	10,811	11,040	11,105	11,240	11,417	11,452	11,664	11,711	11,852	12,005	12,164	12,291	12,680	12,273	12,156	12,174	12,242	12,199	12,451	12,593	12,556	11,946	12,026	11,512	12,118	12,298	12,420	12,609	12,265	12,773	12,781	12,715	12,854	13,010	13,133	13,332	13,214	12,544	11,069	11,790	12,133	12,360	12,888	13,189	12,988	12,846	13,834	14,191	14,285	14,413	14,779	15,257	15,454	15,650	15,735	15,966	15,488	16,034	15,710	16,099	15,468	15,217	15,247	14,245	14,285	13,423	14,064	13,563	12,591	13,062	13,844	13,442	14,255	13,822	14,152	14,296	14,080	14,656	15,047	14,697	14,162	13,812	14,790	15,523	15,460	15,902	16,302	15,818	16,344	16,533	16,923	17,165	17,544	17,175	17,701	17,279	17,676	17,765	17,445	17,433	17,919	18,493	18,603	19,066	19,574	19,894	19,927	20,019
C000033161
Account Value [Line Items]
Line Graph and Table Measure Name													SSTTX
Accumulated Value	10,000	9,693	9,665	10,131	10,221	10,239	10,284	10,551	10,568	10,596	10,449	10,460		10,608	10,779	11,008	11,067	11,196	11,373	11,408	11,614	11,661	11,796	11,949	12,102	12,227	12,615	12,203	12,086	12,098	12,166	12,123	12,369	12,504	12,467	11,864	11,932	11,419	12,022	12,194	12,316	12,503	12,161	12,658	12,658	12,593	12,732	12,878	13,001	13,197	13,072	12,407	10,950	11,658	11,999	12,223	12,739	13,031	12,839	12,689	13,663	14,007	14,100	14,218	14,582	15,047	15,241	15,427	15,512	15,732	15,267	15,799	15,469	15,856	15,232	14,984	15,014	14,023	14,053	13,200	13,835	13,339	12,378	12,834	13,597	13,205	14,005	13,580	13,893	14,025	13,812	14,379	14,763	14,409	13,883	13,539	14,490	15,213	15,141	15,574	15,967	15,482	15,998	16,173	16,565	16,792	17,154	16,792	17,308	16,895	17,272	17,359	17,046	17,035	17,499	18,049	18,157	18,609	19,105	19,407	19,440	19,511
C000004441
Account Value [Line Items]
Line Graph and Table Measure Name													SSUSX
Accumulated Value	10,000	9,342	9,318	9,896	9,976	10,234	10,104	10,521	10,599	10,658	10,419	10,748		10,931	11,243	11,688	11,751	11,914	11,964	12,065	12,351	12,362	12,560	12,791	13,049	13,108	13,849	13,422	13,120	13,105	13,401	13,520	14,083	14,445	14,596	13,552	13,896	12,662	13,710	14,063	14,355	14,994	14,066	15,137	15,290	15,001	15,187	15,609	16,178	16,685	16,742	15,499	13,712	15,538	16,362	16,628	17,666	19,037	18,273	17,904	19,740	20,462	20,132	20,800	21,676	22,924	23,109	23,585	24,142	24,645	23,546	25,086	24,656	25,679	24,643	23,753	24,294	22,196	22,232	20,461	22,400	21,469	19,453	20,843	22,028	20,822	22,237	21,568	22,197	22,636	22,963	24,388	25,134	24,858	23,653	23,346	25,492	26,634	27,244	29,005	29,918	28,680	30,017	31,189	31,503	32,256	32,752	32,372	34,001	33,171	33,953	33,219	31,319	31,121	33,082	34,872	36,038	36,572	37,546	38,671	38,740	38,631
GE INDEX: BLOOMBERG US AGGREGATE BOND INDEX
Account Value [Line Items]
Line Graph and Table Measure Name													Bloomberg U.S. Aggregate Bond Index
Accumulated Value	10,000	10,138	10,210	10,303	10,343	10,345	10,531	10,598	10,586	10,580	10,499	10,250		10,265	10,285	10,354	10,349	10,428	10,509	10,498	10,543	10,638	10,587	10,593	10,580	10,628	10,506	10,406	10,473	10,395	10,469	10,456	10,459	10,526	10,458	10,376	10,438	10,629	10,742	10,736	10,942	10,945	11,139	11,279	11,304	11,597	11,535	11,570	11,564	11,556	11,778	11,990	11,920	12,132	12,188	12,265	12,448	12,348	12,341	12,286	12,406	12,423	12,334	12,156	12,005	12,099	12,139	12,224	12,361	12,337	12,230	12,227	12,263	12,232	11,968	11,835	11,506	11,069	11,141	10,966	11,234	10,917	10,445	10,310	10,689	10,641	10,968	10,684	10,956	11,022	10,902	10,863	10,856	10,786	10,512	10,346	10,815	11,229	11,198	11,040	11,142	10,860	11,044	11,149	11,409	11,573	11,728	11,437	11,558	11,369	11,430	11,681	11,685	11,731	11,647	11,826	11,795	11,936	12,067	12,142	12,217	12,199
GE INDEX: S&P 500®
Account Value [Line Items]
Line Graph and Table Measure Name													S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value	10,000	9,504	9,491	10,135	10,174	10,357	10,384	10,766	10,782	10,784	10,587	10,979		11,196	11,408	11,861	11,875	11,997	12,166	12,242	12,494	12,532	12,790	13,089	13,490	13,640	14,421	13,890	13,537	13,589	13,916	14,002	14,523	14,996	15,081	14,050	14,337	13,042	14,087	14,540	14,822	15,422	14,442	15,460	15,682	15,434	15,723	16,063	16,646	17,149	17,142	15,731	13,788	15,555	16,296	16,620	17,558	18,820	18,105	17,623	19,552	20,304	20,099	20,653	21,558	22,708	22,867	23,401	23,956	24,685	23,537	25,186	25,011	26,132	24,780	24,038	24,931	22,757	22,798	20,916	22,845	21,913	19,895	21,506	22,708	21,399	22,744	22,189	23,004	23,363	23,464	25,015	25,818	25,407	24,196	23,687	25,850	27,025	27,479	28,946	29,878	28,657	30,078	31,157	31,537	32,302	32,992	32,692	34,611	33,786	34,727	34,274	32,343	32,124	34,146	35,882	36,687	37,431	38,797	39,706	39,803	39,827
GE INDEX: S&P 500®
Account Value [Line Items]
Line Graph and Table Measure Name													S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value	10,000	9,504	9,491	10,135	10,174	10,357	10,384	10,766	10,782	10,784	10,587	10,979		11,196	11,408	11,861	11,875	11,997	12,166	12,242	12,494	12,532	12,790	13,089	13,490	13,640	14,421	13,890	13,537	13,589	13,916	14,002	14,523	14,996	15,081	14,050	14,337	13,042	14,087	14,540	14,822	15,422	14,442	15,460	15,682	15,434	15,723	16,063	16,646	17,149	17,142	15,731	13,788	15,555	16,296	16,620	17,558	18,820	18,105	17,623	19,552	20,304	20,099	20,653	21,558	22,708	22,867	23,401	23,956	24,685	23,537	25,186	25,011	26,132	24,780	24,038	24,931	22,757	22,798	20,916	22,845	21,913	19,895	21,506	22,708	21,399	22,744	22,189	23,004	23,363	23,464	25,015	25,818	25,407	24,196	23,687	25,850	27,025	27,479	28,946	29,878	28,657	30,078	31,157	31,537	32,302	32,992	32,692	34,611	33,786	34,727	34,274	32,343	32,124	34,146	35,882	36,687	37,431	38,797	39,706	39,803	39,827
GE INDEX: S&P 500®
Account Value [Line Items]
Line Graph and Table Measure Name													S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value	10,000	9,504	9,491	10,135	10,174	10,357	10,384	10,766	10,782	10,784	10,587	10,979		11,196	11,408	11,861	11,875	11,997	12,166	12,242	12,494	12,532	12,790	13,089	13,490	13,640	14,421	13,890	13,537	13,589	13,916	14,002	14,523	14,996	15,081	14,050	14,337	13,042	14,087	14,540	14,822	15,422	14,442	15,460	15,682	15,434	15,723	16,063	16,646	17,149	17,142	15,731	13,788	15,555	16,296	16,620	17,558	18,820	18,105	17,623	19,552	20,304	20,099	20,653	21,558	22,708	22,867	23,401	23,956	24,685	23,537	25,186	25,011	26,132	24,780	24,038	24,931	22,757	22,798	20,916	22,845	21,913	19,895	21,506	22,708	21,399	22,744	22,189	23,004	23,363	23,464	25,015	25,818	25,407	24,196	23,687	25,850	27,025	27,479	28,946	29,878	28,657	30,078	31,157	31,537	32,302	32,992	32,692	34,611	33,786	34,727	34,274	32,343	32,124	34,146	35,882	36,687	37,431	38,797	39,706	39,803	39,827
GE INDEX: S&P 500®
Account Value [Line Items]
Line Graph and Table Measure Name													S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value	10,000	9,504	9,491	10,135	10,174	10,357	10,384	10,766	10,782	10,784	10,587	10,979		11,196	11,408	11,861	11,875	11,997	12,166	12,242	12,494	12,532	12,790	13,089	13,490	13,640	14,421	13,890	13,537	13,589	13,916	14,002	14,523	14,996	15,081	14,050	14,337	13,042	14,087	14,540	14,822	15,422	14,442	15,460	15,682	15,434	15,723	16,063	16,646	17,149	17,142	15,731	13,788	15,555	16,296	16,620	17,558	18,820	18,105	17,623	19,552	20,304	20,099	20,653	21,558	22,708	22,867	23,401	23,956	24,685	23,537	25,186	25,011	26,132	24,780	24,038	24,931	22,757	22,798	20,916	22,845	21,913	19,895	21,506	22,708	21,399	22,744	22,189	23,004	23,363	23,464	25,015	25,818	25,407	24,196	23,687	25,850	27,025	27,479	28,946	29,878	28,657	30,078	31,157	31,537	32,302	32,992	32,692	34,611	33,786	34,727	34,274	32,343	32,124	34,146	35,882	36,687	37,431	38,797	39,706	39,803	39,827
GE INDEX: S&P 500®
Account Value [Line Items]
Line Graph and Table Measure Name													S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value	10,000	9,504	9,491	10,135	10,174	10,357	10,384	10,766	10,782	10,784	10,587	10,979		11,196	11,408	11,861	11,875	11,997	12,166	12,242	12,494	12,532	12,790	13,089	13,490	13,640	14,421	13,890	13,537	13,589	13,916	14,002	14,523	14,996	15,081	14,050	14,337	13,042	14,087	14,540	14,822	15,422	14,442	15,460	15,682	15,434	15,723	16,063	16,646	17,149	17,142	15,731	13,788	15,555	16,296	16,620	17,558	18,820	18,105	17,623	19,552	20,304	20,099	20,653	21,558	22,708	22,867	23,401	23,956	24,685	23,537	25,186	25,011	26,132	24,780	24,038	24,931	22,757	22,798	20,916	22,845	21,913	19,895	21,506	22,708	21,399	22,744	22,189	23,004	23,363	23,464	25,015	25,818	25,407	24,196	23,687	25,850	27,025	27,479	28,946	29,878	28,657	30,078	31,157	31,537	32,302	32,992	32,692	34,611	33,786	34,727	34,274	32,343	32,124	34,146	35,882	36,687	37,431	38,797	39,706	39,803	39,827
GE INDEX: S&P 500®
Account Value [Line Items]
Line Graph and Table Measure Name													S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value	10,000	9,504	9,491	10,135	10,174	10,357	10,384	10,766	10,782	10,784	10,587	10,979		11,196	11,408	11,861	11,875	11,997	12,166	12,242	12,494	12,532	12,790	13,089	13,490	13,640	14,421	13,890	13,537	13,589	13,916	14,002	14,523	14,996	15,081	14,050	14,337	13,042	14,087	14,540	14,822	15,422	14,442	15,460	15,682	15,434	15,723	16,063	16,646	17,149	17,142	15,731	13,788	15,555	16,296	16,620	17,558	18,820	18,105	17,623	19,552	20,304	20,099	20,653	21,558	22,708	22,867	23,401	23,956	24,685	23,537	25,186	25,011	26,132	24,780	24,038	24,931	22,757	22,798	20,916	22,845	21,913	19,895	21,506	22,708	21,399	22,744	22,189	23,004	23,363	23,464	25,015	25,818	25,407	24,196	23,687	25,850	27,025	27,479	28,946	29,878	28,657	30,078	31,157	31,537	32,302	32,992	32,692	34,611	33,786	34,727	34,274	32,343	32,124	34,146	35,882	36,687	37,431	38,797	39,706	39,803	39,827
GE INDEX: RUSSELL 1000® GROWTH INDEX
Account Value [Line Items]
Line Graph and Table Measure Name													Russell 1000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Growth Index
Accumulated Value	10,000	9,442	9,438	10,074	9,982	10,176	10,136	10,615	10,562	10,600	10,351	10,577		10,708	11,068	11,528	11,662	11,928	12,238	12,206	12,531	12,760	12,926	13,427	13,835	13,943	14,930	14,539	14,140	14,189	14,811	14,954	15,393	16,235	16,325	14,865	15,023	13,732	14,966	15,501	15,943	16,663	15,610	16,682	17,059	16,928	16,930	17,408	18,180	18,729	19,147	17,843	16,088	18,468	19,708	20,567	22,149	24,434	23,285	22,494	24,797	25,938	25,746	25,740	26,182	27,963	27,577	29,307	30,273	31,404	29,646	32,213	32,410	33,096	30,255	28,970	30,103	26,468	25,853	23,805	26,662	25,420	22,949	24,290	25,397	23,453	25,407	25,106	26,822	27,086	28,321	30,258	31,277	30,996	29,310	28,893	32,043	33,462	34,296	36,636	37,281	35,700	37,837	40,388	39,701	40,528	41,677	41,539	44,233	44,623	45,506	43,871	40,175	40,887	44,505	47,342	49,129	49,679	52,318	54,218	53,236	52,906
GE INDEX: FTSE NAREIT EQUITY REITS TR
Account Value [Line Items]
Line Graph and Table Measure Name													FTSE NAREIT Equity REITs Index
Accumulated Value	10,000	9,665	9,624	10,600	10,347	10,599	11,338	11,809	11,375	11,175	10,543	10,365		10,852	10,864	11,235	10,978	10,991	10,907	11,145	11,281	11,253	11,250	11,141	11,443	11,419	10,942	10,098	10,483	10,633	11,053	11,535	11,627	11,981	11,677	11,330	11,867	10,891	12,171	12,259	12,670	12,640	12,668	12,828	12,992	13,433	13,828	14,016	13,805	13,723	13,888	12,776	9,976	10,804	10,825	11,155	11,607	11,698	11,316	11,020	12,223	12,625	12,638	13,144	13,745	14,852	15,004	15,397	16,137	16,434	15,547	16,729	16,616	18,083	16,845	16,318	17,386	16,622	15,586	14,431	15,738	14,798	12,996	13,632	14,418	13,677	15,137	14,410	14,044	14,161	13,705	14,412	14,822	14,361	13,384	12,800	14,151	15,555	14,910	15,212	15,525	14,436	15,099	15,535	16,502	17,559	18,034	17,510	18,262	16,914	17,090	17,708	17,068	16,611	16,963	16,871	16,742	17,481	17,676	17,390	17,812	17,401
GE INDEX: RUSSELL 2000® INDEX
Account Value [Line Items]
Line Graph and Table Measure Name													Russell 2000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value	10,000	9,121	9,120	9,848	10,003	10,228	10,222	10,832	11,023	11,146	10,616	11,800		12,131	12,179	12,414	12,430	12,566	12,311	12,736	12,831	12,668	13,458	13,573	13,964	13,908	14,271	13,718	13,896	14,016	14,867	14,973	15,234	15,891	15,509	13,824	14,044	12,376	13,768	14,484	14,181	14,662	13,522	14,478	14,561	13,842	14,130	14,502	15,099	15,535	15,037	13,771	10,779	12,259	13,057	13,519	13,893	14,676	14,185	14,482	17,152	18,636	19,573	20,793	21,002	21,443	21,487	21,904	21,113	21,585	20,949	21,840	20,930	21,397	19,337	19,544	19,787	17,826	17,853	16,385	18,095	17,725	16,026	17,790	18,206	17,024	18,684	18,368	17,491	17,176	17,017	18,401	19,526	18,549	17,457	16,267	17,739	19,906	19,132	20,214	20,938	19,464	20,440	20,251	22,309	21,976	22,129	21,810	24,202	22,203	22,785	21,567	20,099	19,634	20,683	21,807	22,185	23,770	24,510	24,953	25,193	25,047
GE INDEX: BLOOMBERG US AGGREGATE BOND INDEX
Account Value [Line Items]
Line Graph and Table Measure Name													Bloomberg U.S. Aggregate Bond Index
Accumulated Value	10,000	10,138	10,210	10,303	10,343	10,345	10,531	10,598	10,586	10,580	10,499	10,250		10,265	10,285	10,354	10,349	10,428	10,509	10,498	10,543	10,638	10,587	10,593	10,580	10,628	10,506	10,406	10,473	10,395	10,469	10,456	10,459	10,526	10,458	10,376	10,438	10,629	10,742	10,736	10,942	10,945	11,139	11,279	11,304	11,597	11,535	11,570	11,564	11,556	11,778	11,990	11,920	12,132	12,188	12,265	12,448	12,348	12,341	12,286	12,406	12,423	12,334	12,156	12,005	12,099	12,139	12,224	12,361	12,337	12,230	12,227	12,263	12,232	11,968	11,835	11,506	11,069	11,141	10,966	11,234	10,917	10,445	10,310	10,689	10,641	10,968	10,684	10,956	11,022	10,902	10,863	10,856	10,786	10,512	10,346	10,815	11,229	11,198	11,040	11,142	10,860	11,044	11,149	11,409	11,573	11,728	11,437	11,558	11,369	11,430	11,681	11,685	11,731	11,647	11,826	11,795	11,936	12,067	12,142	12,217	12,199
GE INDEX: MSCI AC WORLD INDEX EX USA NET (USD)
Account Value [Line Items]
Line Graph and Table Measure Name													MSCI All Country World Index ex-USA
Accumulated Value	10,000	9,320	9,213	9,962	10,225	10,052	9,898	10,388	10,453	10,582	10,430	10,189		10,450	10,820	10,992	11,271	11,512	11,886	11,923	12,362	12,427	12,657	12,896	13,000	13,291	14,031	13,370	13,134	13,343	13,035	12,790	13,096	12,822	12,881	11,833	11,945	11,404	12,266	12,506	12,580	12,912	12,219	12,955	12,798	12,403	12,722	13,166	13,282	13,857	13,485	12,419	10,621	11,426	11,800	12,333	12,883	13,434	13,104	12,822	14,547	15,333	15,367	15,671	15,869	16,336	16,847	16,738	16,462	16,775	16,238	16,626	15,877	16,533	15,924	15,609	15,634	14,652	14,757	13,488	13,949	13,501	12,152	12,515	13,992	13,887	15,014	14,487	14,841	15,099	14,550	15,203	15,821	15,106	14,629	14,025	15,288	16,056	15,897	16,299	16,808	16,507	16,986	16,970	17,363	17,857	18,338	17,438	17,280	16,945	17,627	17,872	17,831	18,475	19,322	19,977	19,920	20,611	21,354	21,785	21,780	22,432
GE INDEX: BLOOMBERG US AGGREGATE BOND INDEX
Account Value [Line Items]
Line Graph and Table Measure Name													Bloomberg U.S. Aggregate Bond Index
Accumulated Value	10,000	10,138	10,210	10,303	10,343	10,345	10,531	10,598	10,586	10,580	10,499	10,250		10,265	10,285	10,354	10,349	10,428	10,509	10,498	10,543	10,638	10,587	10,593	10,580	10,628	10,506	10,406	10,473	10,395	10,469	10,456	10,459	10,526	10,458	10,376	10,438	10,629	10,742	10,736	10,942	10,945	11,139	11,279	11,304	11,597	11,535	11,570	11,564	11,556	11,778	11,990	11,920	12,132	12,188	12,265	12,448	12,348	12,341	12,286	12,406	12,423	12,334	12,156	12,005	12,099	12,139	12,224	12,361	12,337	12,230	12,227	12,263	12,232	11,968	11,835	11,506	11,069	11,141	10,966	11,234	10,917	10,445	10,310	10,689	10,641	10,968	10,684	10,956	11,022	10,902	10,863	10,856	10,786	10,512	10,346	10,815	11,229	11,198	11,040	11,142	10,860	11,044	11,149	11,409	11,573	11,728	11,437	11,558	11,369	11,430	11,681	11,685	11,731	11,647	11,826	11,795	11,936	12,067	12,142	12,217	12,199
GE INDEX: MSCI AC WORLD INDEX EX USA NET (USD)
Account Value [Line Items]
Line Graph and Table Measure Name													MSCI All Country World Index ex-USA
Accumulated Value	10,000	9,320	9,213	9,962	10,225	10,052	9,898	10,388	10,453	10,582	10,430	10,189		10,450	10,820	10,992	11,271	11,512	11,886	11,923	12,362	12,427	12,657	12,896	13,000	13,291	14,031	13,370	13,134	13,343	13,035	12,790	13,096	12,822	12,881	11,833	11,945	11,404	12,266	12,506	12,580	12,912	12,219	12,955	12,798	12,403	12,722	13,166	13,282	13,857	13,485	12,419	10,621	11,426	11,800	12,333	12,883	13,434	13,104	12,822	14,547	15,333	15,367	15,671	15,869	16,336	16,847	16,738	16,462	16,775	16,238	16,626	15,877	16,533	15,924	15,609	15,634	14,652	14,757	13,488	13,949	13,501	12,152	12,515	13,992	13,887	15,014	14,487	14,841	15,099	14,550	15,203	15,821	15,106	14,629	14,025	15,288	16,056	15,897	16,299	16,808	16,507	16,986	16,970	17,363	17,857	18,338	17,438	17,280	16,945	17,627	17,872	17,831	18,475	19,322	19,977	19,920	20,611	21,354	21,785	21,780	22,432
GE INDEX: S&P 500®
Account Value [Line Items]
Line Graph and Table Measure Name													S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value	$ 10,000	$ 9,504	$ 9,491	$ 10,135	$ 10,174	$ 10,357	$ 10,384	$ 10,766	$ 10,782	$ 10,784	$ 10,587	$ 10,979		$ 11,196	$ 11,408	$ 11,861	$ 11,875	$ 11,997	$ 12,166	$ 12,242	$ 12,494	$ 12,532	$ 12,790	$ 13,089	$ 13,490	$ 13,640	$ 14,421	$ 13,890	$ 13,537	$ 13,589	$ 13,916	$ 14,002	$ 14,523	$ 14,996	$ 15,081	$ 14,050	$ 14,337	$ 13,042	$ 14,087	$ 14,540	$ 14,822	$ 15,422	$ 14,442	$ 15,460	$ 15,682	$ 15,434	$ 15,723	$ 16,063	$ 16,646	$ 17,149	$ 17,142	$ 15,731	$ 13,788	$ 15,555	$ 16,296	$ 16,620	$ 17,558	$ 18,820	$ 18,105	$ 17,623	$ 19,552	$ 20,304	$ 20,099	$ 20,653	$ 21,558	$ 22,708	$ 22,867	$ 23,401	$ 23,956	$ 24,685	$ 23,537	$ 25,186	$ 25,011	$ 26,132	$ 24,780	$ 24,038	$ 24,931	$ 22,757	$ 22,798	$ 20,916	$ 22,845	$ 21,913	$ 19,895	$ 21,506	$ 22,708	$ 21,399	$ 22,744	$ 22,189	$ 23,004	$ 23,363	$ 23,464	$ 25,015	$ 25,818	$ 25,407	$ 24,196	$ 23,687	$ 25,850	$ 27,025	$ 27,479	$ 28,946	$ 29,878	$ 28,657	$ 30,078	$ 31,157	$ 31,537	$ 32,302	$ 32,992	$ 32,692	$ 34,611	$ 33,786	$ 34,727	$ 34,274	$ 32,343	$ 32,124	$ 34,146	$ 35,882	$ 36,687	$ 37,431	$ 38,797	$ 39,706	$ 39,803	$ 39,827